Leases - Maturities of Lease Liabilities (Details) - Noble Finance Company $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 5,245
2023	4,375
2024	4,252
2025	2,881
2026	2,523
Thereafter	4,332
Total lease payments	23,608
Less: Interest	(6,372)
Present value of lease liability	$ 17,236